Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments whose Contract Amount Represents Credit Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2016	2015

Commitments to extend credit	$162,763	$136,293
Letters of credit	972	1,937